Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 14—Subsequent Events

On July 16, 2012, Company sold to accredited investors an aggregate of $780,000 in gross proceeds of its securities consisting of in the aggregate: (i) 780 shares of Series E Convertible Preferred Stock and (ii) five-year warrants to purchase 3,120,000 shares of the Company’s Common Stock at an exercise price of $0.30 per share. In connection with such closing, the co-placement agents for the Offering, John Carris Investments LLC and John Thomas Financial, Inc., received (i) cash compensation of $78,000 and a non-accountable expense allowance of $23,400, and (ii) five (5) year warrants to purchase 312,000 shares of Common Stock at an exercise price of $0.30 per share. On July 16, 2012, the Company also entered into a subscription agreement with an accredited investor pursuant to which it agreed to sell 500 shares of Series E Preferred and five-year warrants to purchase 2,000,000 shares of Common Stock at an exercise price of $0.30 per share (“Additional Warrants”) for a total purchase price of $500,000. The Additional Warrants have the same terms as the Warrants issued in the aforementioned Offering. The closing of this transaction is expected to occur in the near future.

Note 15—Subsequent Events

Our corporate headquarters and manufacturing operations are located in one location, Exton, Pennsylvania. On February 17, 2012 the Company renegotiated the lease and extended it for a period of ten years until March 31, 2023. The lease is non-cancelable and the minimum annual lease payments are summarized in Note 11.

On June 7, 2012 the Company entered into an agreement to sell all of the shares of common stock of Agera held by the Company. As a result of the disposal of Agera on August 31, 2012, the Company is reporting the operations of Agera as discontinued operations in the consolidated statement of operations and the assets and liabilities are classified as assets and liabilities of discontinued operations on the consolidated balance. See Note 5 for further discussion of the Agera discontinued operations.